Deposits - Interest Expense on Deposits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Banking And Thrift [Abstract]
Savings deposits	$ 467	$ 671	$ 844
Time deposits	3,454	4,818	6,277
Interest-bearing demand deposits	1,416	2,869	4,228
Total	$ 5,337	$ 8,358	$ 11,349